Form N-23C- I
                                  -------------
               SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
                              [Release No. IC-78.]

                                   -----------

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES P URSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                       (see rules and instructions on back
              of this form. If acknowledgment is desired, file this
                    form with the Commission in triplicate.)


REPORT FOR CALENDAR MONTH ENDING: July 31, 2000
                                  -------------


                                          (Orbitex Life Sciences & Biotechnology)


                                                                            Approximate Asset
                                                                                 Value or
                                                                            approximate asset
                                      Number of Shares                         coverage per      Name of Seller
Date of each    Identification          Purchased                           share at time of    or of Seller's
Transaction       of Security                          Price per Share        purchase            Broker
-----------------------------------------------------------------------------------------------------------------------

  7/13/01          68556M106              961.538           18.11            17413.45          Janney Montgomery
  7/13/01          68556M106              961.538           18.11            17413.45          Janney Montgomery
  7/13/01          68556M106              961.538           18.11            17413.45          Legg Mason Wood Walk
  7/13/01          68556M106              1000.000          18.11            18110.00          CIBC World Markets
  7/13/01          68556M106              9615.385          18.11            174134.62         Larry E. Chernoff & Deb
  7/13/01          68556M106              1538.462          18.11            27861.55          NFSC FEBO #HH4-
  7/13/01          68556M106              961.538           18.11            17413.45          Raymnod James
  7/13/01          68556M106              1031.353          18.11            18677.80          First Clearing
  7/13/01          68556M106              1072.607          18.11            19424.91          First Clearing
  7/13/01          68556M106              1356.660          18.11            24569.11          CIBC World Markets
  7/13/01          68556M106              961.538           18.11            17413.45          First Clearing
  7/13/01          68556M106              4420.486          18.11            80055.00          DLJ
  7/13/01          68556M106              2321.981          18.11            42051.08          DLJ





REMARKS:



                                                     Name of Registrant

                                             By:
                                                 ------------------------------
                                                               (Name)

Date of Statement:
                    -----------------------     -------------------------------
                                                              (Title)